Income Taxes (Tables)	3 Months Ended
Mar. 31, 2013
Components of Income Before Income Taxes	The components of income before income taxes were as follows:

	Year Ended December 31,
	2011	2012
Ireland	$6,549	$7,561
Foreign	(2,815)	1,754

Income before income taxes	$3,734	$9,315

Components of Provision for Income Taxes

The components of the provision for income taxes were as follows:

	Year Ended December 31,
	2011	2012
Current tax provision:
Ireland taxes	$481	$1,746
Foreign taxes	(114)	(1,829)

Total current tax provision (benefit)	367	(83)

Deferred tax provision (benefit):
Ireland taxes	1,054	79
Foreign taxes	(556)	3,911

Total deferred tax provision (benefit)	498	3,990

Total provision for income taxes	$865	$3,907

Reconciliation of Income Tax Rate

A reconciliation of the Ireland statutory corporate income tax rate of 12.5% to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2011	2012
Ireland statutory corporate income tax rate	12.5%	12.5%
Income (loss) of Irish non-trading entities	(11.5)	(9.9)
Foreign rate differential	(20.9)	5.1
Uncertain tax positions	16.2	14.8
Change in deferred tax asset valuation allowance	9.8	17.2
Permanent differences	17.1	3.5
Tax credits	—	(3.9)
Intangible assets basis adjustment	—	—
Tax law changes	—	—
Deferred charge on intercompany transaction	—	3.5
Other differences	—	(0.9)

Effective income tax rate	23.2%	41.9%

Components of Net Deferred Tax Assets and Related Valuation Allowance

The components of net deferred tax assets and the related valuation allowance were as follows:

	December 31,
	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$8,476	$6,394
Deferred revenue	7,580	6,552
Accrued expenses	1,559	1,233
Reserves and allowances	1,909	3,101
Share-based compensation	866	925
Other	261	—

Total deferred tax assets	20,651	18,205

Deferred tax liabilities:
Acquired intangible assets	(3,298)	(2,426)
Depreciation and amortization	(3,737)	(6.745)
Other	—	(294)

Total deferred tax liabilities	(7,035)	(9,465)

Valuation allowance	(975)	(2,581)

Net deferred tax assets	$12,641	$6,159

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of our unrecognized tax benefits, including those that were recorded against related deferred tax assets rather than as liabilities, but excluding amounts for accrued interest and penalties, is as follows:

(in thousands)
Unrecognized tax benefits at January 1, 2011	18,132
Additions based on tax positions of current year	245
Reductions based on tax positions of prior years	(1,384)
Reductions based on lapse of statute of limitations	(967)

Unrecognized tax benefits at December 31, 2011	$16,026
Additions based on tax positions of current year	99
Reductions based on tax positions of prior years	(3,261)
Reductions based on lapse of statute of limitations	(89)

Unrecognized tax benefits at December 31, 2012	$12,775